Basis of Preparation and Accounting Policies - Additional Information (Details)		12 Months Ended
	Apr. 11, 2024 shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 31, 2024 $ / shares
Basis Of Preparation And Accounting Policies [Line Items]
Share split ratio of authorized and issued shares	26-for-1
Stock split ratio | shares	26
Bonus shares issued for each outstanding share | shares	25
Ownership percentage in subsidiaries, Description		Group controls but does not 100% own.
IPO price | $ / shares		$ 24			$ 24
Intangible assets with indefinite useful lives		$ 0	$ 0
Percentage of refund in cash		100.00%
Marketing costs		$ 396,100,000	353,600,000	$ 312,400,000
Employee costs, office expenses, professional service fees and other administrative expenses		$ 487,800,000	$ 435,400,000	$ 370,400,000
RSUs
Basis Of Preparation And Accounting Policies [Line Items]
Granting Period		2 years
Minimum
Basis Of Preparation And Accounting Policies [Line Items]
Percentage of residual value of vessels or ships		15.00%
Maximum
Basis Of Preparation And Accounting Policies [Line Items]
Percentage of residual value of vessels or ships		20.00%
Percentage of Premium Cruise Voucher		125.00%
Other Transportation Equipment | Minimum
Basis Of Preparation And Accounting Policies [Line Items]
Estimated useful lives		10 years
Other Transportation Equipment | Maximum
Basis Of Preparation And Accounting Policies [Line Items]
Estimated useful lives		20 years